Related-party transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Dividends from equity accounted units	$ 879	$ 1,431	$ 594
Investments in equity accounted units	3,298	3,504
Investment in equity accounted units
Disclosure of transactions between related parties [Line Items]
Purchases from equity accounted units	(1,429)	(1,167)	(960)
Sales to equity accounted units	563	432	271
Dividends from equity accounted units	879	1,431	594
Net (funding of)/receipts from equity accounted units	(75)	6	(43)
Investments in equity accounted units	3,298	3,504	3,764
Loans to equity accounted units	0	0	41
Trade and other receivables: amounts due from equity accounted units	297	251	251
Trade and other payables: amounts due to equity accounted units	$ (294)	$ (253)	$ (241)